Profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit on disposal of intangible assets
Profit on disposal of registrations	£ 24,720	£ 14,709	£ 9,876
Player loan income	1,079	3,410	1,050
Total profit on disposal of intangible assets	£ 25,799	£ 18,119	£ 10,926